Notes to the Consolidated Statements of Operations - Research and development expenses (Details) - Research and development expenses - EUR (€) € in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022
Notes to the Consolidated Statements of Operations
Materials	€ 3,783	€ 6,200	€ 12,999	€ 29,618
Personnel	(11,765)	(9,478)	(35,335)	(24,326)
Amortization and depreciation	(1,817)	(1,746)	(5,325)	(3,866)
Patents and fees to register a legal right	(2,002)	(1,182)	(4,049)	(2,536)
Third-party services	(5,813)	7,472	(17,586)	28,525
Maintenance and lease	(1,667)	(325)	(5,260)	(789)
Other	(399)	(1,053)	(1,809)	(2,324)
Total	€ (27,245)	€ (12,512)	(82,363)	€ (34,934)
Increase in research and development expenses due to reversal of provision for onerous contracts			€ 36,769
Estimated contract termination provisions					€ 25,059